UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09243
                                                     ---------

                           The Gabelli Utility Trust
             -------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
             -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
             -------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                   Date of fiscal year end: December 31, 2004
                                            -----------------

                     Date of reporting period: June 30, 2004
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

THE GABELLI UTILITY TRUST
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM

                                                SEMI-ANNUAL REPORT
                                                JUNE 30, 2004

                                                                      GUT PQ2/04

                                                                          [LOGO]
                                                                 THE GABELLI
                                                                 UTILITY TRUST

                            THE GABELLI UTILITY TRUST

                               Semi-Annual Report
                                 June 30, 2004

TO OUR SHAREHOLDERS,

      During the second quarter of 2004, the Gabelli Utility Trust's (the "Trust") total return declined 0.6% on a net asset value ("NAV") basis while the Standard & Poor's ("S&P") 500 Utility Index declined 1.3% and the Lipper Utility Fund Average rose 0.1%. For the six-month period ended June 30, 2004, the Trust's NAV total return was 3.1% versus gains of 3.8% and 4.2% for the S&P 500 Utility Index and the Lipper Utility Fund Average, respectively. The Trust's market price on June 30, 2004 was $9.22, which equates to a 38.0% premium to its net asset value ("NAV") of $6.68. The Trust's market price fell 3.4% during the second quarter but rose 0.04% during the six-month period ended June 30, 2004.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2004.

COMPARATIVE RESULTS

------------------------------------------------------------------------------------------------------------

                              AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2004 (a)

                                                              YEAR TO                           SINCE
                                                  QUARTER       DATE     1 YEAR     3 YEAR   INCEPTION (b)
                                                  -------      ------    ------     ------   -------------
Gabelli Utility Trust NAV Return (c) .........     (0.55)%      3.14%      9.21%      3.98%       7.37%
Gabelli Utility Trust Investment Return (d) ..     (3.39)       0.04       2.01       9.06       13.06

S&P 500 Utility Index ........................     (1.29)       3.80      11.49     (10.03)      (2.15)
Lipper Utility Fund Average ..................      0.11        4.15      13.35      (5.57)      (1.77)

(a)   Returns  represent past  performance and do not guarantee  future results.
      Investment   returns  and  the  principal  value  of  an  investment  will fluctuate. When shares are sold, they may be worth more or less than their original  cost.  The S&P 500 Utility  Index is an  unmanaged  indicator of electric  and gas  utility  stock  performance,  while the Lipper  Average reflects the average  performance of open-end  mutual funds  classified in this particular category. Dividends are considered reinvested. Performance for periods less than one year is not annualized.

(b)   From commencement of investment operations on July 9, 1999.

(c) Total returns and average annual returns reflect changes in net asset value ("NAV"), reinvestment of distributions at NAV on the ex-dividend date and adjustments for rights offerings, and are net of expenses. Since inception return based on an initial NAV of $7.50.

(d) Total returns and average annual returns reflect changes in closing market values on the New York Stock Exchange, reinvestment of distributions and adjustments for rights offerings. Since inception return based on an initial market price value of $7.50.

------------------------------------------------------------------------------------------------------------

SHAREHOLDER MEETING -- MAY 10, 2004 -- FINAL RESULTS

      The  Annual  Meeting  of  Shareholders  was  held on May  10,  2004 at the
Greenwich Public Library in Greenwich, Connecticut. At that meeting, common shareholders and preferred shareholders voting as a single class elected Mario
J. Gabelli, Thomas E. Bratter and Vincent D. Enright as Trustees of the Trust. There were 22,024,751 votes, 21,987,193 votes and 21,998,854 votes cast in favor of these Trustees and 245,582 votes, 283,140 votes and 271,478 votes withheld for each Trustee, respectively. Preferred shareholders voting as a separate class elected Anthony J. Colavita and James P. Conn as Trustees of the Trust. There were 1,172,448 votes and 1,172,448 votes cast in favor of these Trustees and 22,137 votes and 22,137 votes withheld for these Trustees, respectively.

      Frank J. Fahrenkopf, Jr., John D. Gabelli, Robert J. Morrissey, Karl Otto Pohl, Anthony R. Pustorino and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Trust.

      We thank you for your participation and appreciate your continued support.

WWW.GABELLI.COM

      Please visit us on the Internet. Our homepage at www.gabelli.com contains information about Gabelli Asset Management Inc., the Gabelli Mutual Funds, IRAs, 401(k)s, quarterly reports, closing prices and other current news. You can send us e-mail at closedend@gabelli.com.

      You may sign up for our e-mail alerts at www.gabelli.com and receive early notice of news events, media sightings and closing mutual fund prices.

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to new corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A description of the Trust's proxy voting policies and procedures and how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 are available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) on the Securities and Exchange Commission's website at www.sec.gov.
--------------------------------------------------------------------------------

                            THE GABELLI UTILITY TRUST
                            PORTFOLIO OF INVESTMENTS
                            JUNE 30, 2004 (UNAUDITED)

                                                                              MARKET
  SHARES                                                        COST           VALUE
----------                                                  ------------   ------------
             COMMON STOCKS -- 75.4%
             AGRICULTURE -- 0.0%
       800   Cadiz Inc.+ ................................   $      3,000   $      6,800
                                                            ------------   ------------
             COMMUNICATIONS EQUIPMENT -- 0.1%
    70,000   Furukawa Electric Co. Ltd.+ ................        458,298        298,951
                                                            ------------   ------------
             DIVERSIFIED INDUSTRIAL -- 0.1%
    50,000   Capstone Turbine Corp.+ ....................         83,080        108,820
    20,100   Catalytica Energy
               Systems Inc.+ ............................        186,266         57,084
     1,000   Chesapeake Corp. ...........................         21,560         26,680
                                                            ------------   ------------
                                                                 290,906        192,584
                                                            ------------   ------------
             ENERGY AND UTILITIES: ELECTRIC -- 18.2%
   250,000   AES Corp.+ .................................      1,283,714      2,482,500
    35,000   American Electric
               Power Co. Inc. ...........................      1,062,994      1,120,000
    20,000   Calpine Corp.+ .............................         52,600         86,400
    55,000   Cinergy Corp. ..............................      1,727,502      2,090,000
    20,000   Cleco Corp. ................................        364,947        359,600
   110,000   DPL Inc. ...................................      2,120,170      2,136,200
    25,000   DTE Energy Co. .............................      1,021,956      1,013,500
   200,000   Duquesne Light Holdings Inc. ...............      3,488,741      3,862,000
    92,000   Edison International .......................      1,837,435      2,352,440
   200,000   El Paso Electric Co.+ ......................      2,637,085      3,088,000
    46,000   FPL Group Inc. .............................      2,695,868      2,941,700
   100,000   Great Plains Energy Inc. ...................      3,130,937      2,970,000
   170,000   Northeast Utilities ........................      3,354,148      3,309,900
    55,000   SCANA Corp. ................................      1,694,645      2,000,350
   112,000   TECO Energy Inc. ...........................      1,728,327      1,342,880
    22,000   UIL Holdings Corp. .........................        966,711      1,071,180
   233,000   Unisource Energy Corp. .....................      5,479,145      5,790,050
                                                            ------------   ------------
                                                              34,646,925     38,016,700
                                                            ------------   ------------
             ENERGY AND UTILITIES: INTEGRATED -- 32.8%
   369,400   Allegheny Energy Inc.+ .....................      3,864,370      5,692,454
    13,000   ALLETE Inc. ................................        222,463        432,900
    75,000   Alliant Energy Corp. .......................      1,824,382      1,956,000
    20,000   Ameren Corp. ...............................        892,320        859,200
   310,000   Aquila Inc.+ ...............................        965,510      1,103,600
       500   Avista Corp. ...............................          5,575          9,210
    18,000   Black Hills Corp. ..........................        551,095        567,000
    48,400   Central Vermont Public
               Service Corp. ............................        947,272        991,716
    53,600   CH Energy Group Inc. .......................      2,435,686      2,489,184
   200,000   CMS Energy Corp.+ ..........................      1,572,268      1,826,000
    52,000   Consolidated Edison Inc. ...................      2,044,845      2,067,520
    75,000   Constellation Energy
               Group Inc. ...............................      2,109,100      2,842,500
     2,000   Dominion Resources Inc. ....................         80,310        126,160
   185,000   Duke Energy Corp. ..........................      3,552,377      3,753,650
   145,000   El Paso Corp. ..............................      1,304,098      1,142,600
    10,000   Empire District Electric Co. ...............        199,271        201,100
   200,000   Enel SpA ...................................      1,531,070      1,603,543
   100,000   Energy East Corp. ..........................      2,132,093      2,425,000
     3,000   Entergy Corp. ..............................         84,249        168,030
    35,979   FirstEnergy Corp. ..........................      1,170,679      1,345,975
    83,000   Florida Public Utilities Co. ...............      1,043,302      1,501,470
    36,000   Green Mountain Power Corp. .................        764,763        939,600
   280,000   Hera SpA ...................................        388,845        592,751
    67,000   Maine & Maritimes Corp. ....................      2,137,778      2,144,000
    64,100   MGE Energy Inc. ............................      1,882,264      2,091,583
   300,000   Mirant Corp.+ ..............................         88,995        107,700
    20,000   NiSource Inc. ..............................        402,228        412,400
    45,000   NiSource Inc. (SAILS)+ .....................         90,000        113,400
    95,000   NSTAR ......................................      4,154,712      4,548,600
   101,000   OGE Energy Corp. ...........................      2,429,412      2,572,470
    22,000   Otter Tail Corp. ...........................        593,261        590,920
    50,000   PG&E Corp.+ ................................      1,309,559      1,397,000
    15,000   PNM Resources Inc. .........................        185,900        311,550
   100,000   Progress Energy Inc. .......................      4,383,880      4,405,000
    40,000   Progress Energy Inc., CVO+ .................         20,800         14,400
    25,000   Puget Energy Inc. ..........................        563,615        547,750
    30,000   Sierra Pacific Resources+ ..................        227,798        231,300
    35,000   TXU Corp. ..................................        587,515      1,417,850
    25,000   Unitil Corp. ...............................        661,268        658,750
    39,600   Vectren Corp. ..............................        957,519        993,564
   235,000   Westar Energy Inc. .........................      3,605,547      4,678,850
    51,000   Wisconsin Energy Corp. .....................      1,550,525      1,663,110
     7,000   WPS Resources Corp. ........................        204,319        324,450
   270,000   Xcel Energy Inc. ...........................      4,521,685      4,511,700
                                                            ------------   ------------
                                                              60,244,523     68,373,510
                                                            ------------   ------------
             ENERGY AND UTILITIES: NATURAL GAS -- 12.0%
    28,000   AGL Resources Inc. .........................        692,019        813,400
    30,000   Atmos Energy Corp. .........................        735,388        768,000
    30,000   Cascade Natural Gas Corp. ..................        645,300        662,100
     7,000   Chesapeake Utilities Corp. .................        149,578        158,900
    29,700   Delta Natural Gas Co. Inc. .................        494,549        735,075
    40,000   Dynegy Inc., Cl. A+ ........................        250,000        170,400
    11,000   EnergySouth Inc. ...........................        386,686        440,220
   105,000   KeySpan Corp. ..............................      3,762,532      3,853,500
   100,000   National Fuel Gas Co. ......................      2,409,628      2,500,000
    90,000   Nicor Inc. .................................      3,094,431      3,057,300
    15,000   NUI Corp. ..................................        174,468        219,000
   100,000   ONEOK Inc. .................................      1,837,227      2,199,000
    45,000   Peoples Energy Corp. .......................      1,768,333      1,896,750
    15,000   Piedmont Natural Gas Co. Inc. ..............        428,588        640,500
     6,000   RGC Resources Inc. .........................        128,344        143,340
   140,000   SEMCO Energy Inc. ..........................      1,335,461        814,800
   107,329   Southern Union Co.+ ........................      1,892,655      2,262,495
   150,000   Southwest Gas Corp. ........................      3,710,968      3,619,500
                                                            ------------   ------------
                                                              23,896,155     24,954,280
                                                            ------------   ------------
             ENERGY AND UTILITIES: OIL -- 0.1%
     5,000   Exxon Mobil Corp. ..........................        178,050        222,050
                                                            ------------   ------------

                 See accompanying notes to financial statements.

                            THE GABELLI UTILITY TRUST
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)

                                                                              MARKET
  SHARES                                                        COST           VALUE
----------                                                  ------------   ------------
             COMMON STOCKS (CONTINUED)
             ENERGY AND UTILITIES: WATER -- 2.7%
    14,000   American States Water Co. ..................   $    312,701   $    325,360
    15,000   Aqua America Inc. ..........................        183,101        300,750
    16,500   Artesian Resources Corp.,
               Cl. A ....................................        257,250        436,425
    20,500   BIW Ltd. ...................................        385,069        398,315
    20,520   California Water
               Service Group ............................        566,928        565,326
     7,500   Connecticut Water
               Service Inc. .............................        146,455        192,450
    51,333   Middlesex Water Co. ........................        801,882        994,834
    13,066   Pennichuck Corp. ...........................        342,804        337,560
    57,800   SJW Corp. ..................................      1,856,111      1,965,200
     7,349   Southwest Water Co. ........................         52,056         92,009
     6,000   York Water Co. .............................        108,269        110,640
                                                            ------------   ------------
                                                               5,012,626      5,718,869
                                                            ------------   ------------
             FINANCIAL SERVICES -- 0.1%
     2,000   American Express Co. .......................        104,220        102,760
                                                            ------------   ------------
             METALS AND MINING -- 0.3%
    23,000   Compania de Minas
               Buenaventura SA, ADR .....................        505,075        508,300
                                                            ------------   ------------
             REAL ESTATE -- 0.1%
     3,250   Brascan Corp., Cl. A .......................         78,410         91,780
                                                            ------------   ------------
             SATELLITE -- 1.3%
    85,000   DIRECTV Group Inc.+ ........................      1,390,100      1,453,500
    55,000   PanAmSat Corp.+ ............................      1,275,166      1,277,100
                                                            ------------   ------------
                                                               2,665,266      2,730,600
                                                            ------------   ------------
             TELECOMMUNICATIONS -- 4.2%
     4,000   ALLTEL Corp. ...............................        201,515        202,480
    50,000   BCE Inc. ...................................      1,078,878      1,002,000
    30,000   BellSouth Corp. ............................        836,024        786,600
    32,000   BT Group plc, ADR ..........................      1,108,709      1,171,200
    65,000   CenturyTel Inc. ............................      2,165,326      1,952,600
   150,000   Cincinnati Bell Inc.+ ......................        703,244        666,000
    55,000   Citizens Communications
               Co.+ .....................................        633,804        665,500
    10,200   Commonwealth Telephone
               Enterprises Inc.+ ........................        394,296        456,654
    10,000   D&E Communications Inc. ....................        100,525        134,200
     6,000   Deutsche Telekom AG, ADR+ ..................         91,080        106,260
     2,000   France Telecom SA, ADR .....................         22,799         52,560
    40,000   Touch America
               Holdings Inc.+ ...........................         38,488            240
    45,000   Verizon Communications Inc. ................      1,676,627      1,628,550
                                                            ------------   ------------
                                                               9,051,315      8,824,844
                                                            ------------   ------------
             WIRELESS COMMUNICATIONS -- 3.4%
   450,000   AT&T Wireless Services Inc.+ ...............      6,184,650      6,444,000
    38,000   mm02 plc, ADR+ .............................        387,488        638,400
                                                            ------------   ------------
                                                               6,572,138      7,082,400
                                                            ------------   ------------
             TOTAL COMMON
               STOCKS ...................................    143,706,907    157,124,428
                                                            ------------   ------------

             PREFERRED STOCKS -- 2.4%
             PUBLISHING -- 0.0%
     3,682   News Corp. Ltd., Pfd., ADR .................        107,146        121,064
                                                            ------------   ------------
             TELECOMMUNICATIONS -- 2.4%
   100,000   Citizens Communications Co.,
               5.000% Cv. Pfd. ..........................      4,987,571      5,000,000
                                                            ------------   ------------
             TOTAL PREFERRED
               STOCKS ...................................      5,094,717      5,121,064
                                                            ------------   ------------

 PRINCIPAL
  AMOUNT
----------

             CORPORATE BONDS -- 0.1%
             ENERGY AND UTILITIES: INTEGRATED -- 0.1%
$   500,000  Mirant Corp., Sub. Deb. Cv.,
               2.500%, 06/15/21+ (b) ....................        378,108        282,187
                                                            ------------   ------------

             U.S. GOVERNMENT OBLIGATIONS -- 14.4%
 30,000,000  U.S. Treasury Bills,
               0.989%++, 07/08/04 .......................     29,994,313     29,994,313
                                                            ------------   ------------

             REPURCHASE AGREEMENTS -- 7.7%
 15,984,000  State Street Bank and Trust Co.,
               1.180%, dated 06/30/04,
               due 07/01/04, proceeds at
               maturity, $15,984,524 (a) ................     15,984,000     15,984,000
                                                            ------------   ------------
TOTAL INVESTMENTS -- 100.0%                                 $195,158,045    208,505,992
                                                            ============

OTHER ASSETS IN EXCESS OF LIABILITIES...................................        157,316
                                                                           ------------
PREFERRED STOCK
    (1,185,700 preferred shares outstanding)............................    (54,617,500)
                                                                           ------------
NET ASSETS COMMON STOCK
    (23,047,888 common shares outstanding)..............................   $154,030,966
                                                                           ============
NET ASSET VALUE PER COMMON SHARE
    ($154,030,966 / 23,047,888 shares outstanding)......................          $6.68
                                                                                  =====
-----------------------------
              For Federal tax purposes:
              Aggregate cost............................................   $194,564,516
                                                                           ============
              Gross unrealized appreciation.............................   $ 16,361,851
              Gross unrealized depreciation.............................     (2,420,375)
                                                                           ============
              Net unrealized appreciation...............................   $ 13,941,476
                                                                           ============

-----------------------------
(a) Collateralized by U.S. Treasury Note, 1.750%, due 12/31/04, market value $16,307,456.

(b)     Bond in default.

+       Non-income producing security.

++      Represents annualized yield at date of purchase.

ADR   - American Depository Receipt.

CVO   - Contingent Value Obligation.

SAILS - Stock Appreciation Income Linked Securities.

                 See accompanying notes to financial statements.

                            THE GABELLI UTILITY TRUST

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2004 (UNAUDITED)

ASSETS:
     Investments, at value (cost $195,158,045) .............      $ 208,505,992
     Cash and foreign currency, at value (cost $5) .........                984
     Dividends and interest receivable .....................            549,387
                                                                  -------------
     TOTAL ASSETS ..........................................        209,056,363
                                                                  -------------
LIABILITIES:
     Dividends payable .....................................             26,452
     Payable for investment advisory fees ..................            248,755
     Payable for shareholder communication fees ............            118,218
     Other accrued expenses and liabilities ................             14,472
                                                                  -------------
     TOTAL LIABILITIES .....................................            407,897
                                                                  -------------
PREFERRED STOCK:
     Series A Cumulative Preferred Stock (5.625%,
        $25 liquidation value, $0.001 par value,
        1,200,000 shares authorized with 1,184,700
        shares issued and outstanding) .....................         29,617,500
     Series B Cumulative Preferred Stock (Auction
        Rate, $25,000 liquidation value, $0.001
        par value, 1,000 shares authorized with
        1,000 shares issued and outstanding) ...............         25,000,000
                                                                  -------------
     TOTAL PREFERRED STOCK .................................         54,617,500
                                                                  -------------
     NET ASSETS ATTRIBUTABLE TO COMMON
        STOCK SHAREHOLDERS .................................      $ 154,030,966
                                                                  =============
NET ASSETS ATTRIBUTABLE TO COMMON STOCK
     SHAREHOLDERS CONSIST OF:
     Shares of beneficial interest, at par value ...........      $      23,048
     Additional paid-in capital ............................        149,659,637
     Accumulated distributions in excess of net
        investment income ..................................         (7,825,368)
     Accumulated net realized loss on investments
        and foreign currency transactions ..................         (1,174,675)
     Net unrealized appreciation on investments
        and foreign currency transactions ..................         13,348,324
                                                                  -------------
     TOTAL NET ASSETS ......................................      $ 154,030,966
                                                                  =============
NET ASSET VALUE PER COMMON SHARE
     ($154,030,966 / 23,047,888 shares outstanding;
     unlimited number of shares authorized of
     $0.001 par value) .....................................              $6.68
                                                                          =====

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

INVESTMENT INCOME:
     Dividends (net of foreign taxes of $18,391) ...........      $   2,509,436
     Interest ..............................................            299,877
                                                                  -------------
     TOTAL INVESTMENT INCOME ...............................          2,809,313
                                                                  -------------
EXPENSES:
     Investment advisory fees ..............................            894,212
     Shareholder communications expenses ...................            156,141
     Shareholder services fees .............................            106,591
     Payroll ...............................................             67,597
     Trustees' fees ........................................             25,908
     Legal and audit fees ..................................             22,037
     Custodian fees ........................................             14,328
     Miscellaneous expenses ................................             77,920
                                                                  -------------
     TOTAL EXPENSES ........................................          1,364,734
     LESS: CUSTODIAN FEE CREDIT ............................               (191)
                                                                  -------------
     NET EXPENSES ..........................................          1,364,543
                                                                  -------------
     NET INVESTMENT INCOME .................................          1,444,770
                                                                  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
     Net realized loss on investments ......................           (686,082)
     Net change in unrealized appreciation/depreciation
        on investments and foreign currency transactions ...          4,730,262
                                                                  -------------
     Net Realized and Unrealized Gain on Investments
        and Foreign Currency Transactions ..................          4,044,180
                                                                  -------------
     NET INCREASE IN NET ASSETS RESULTING
        FROM OPERATIONS ....................................          5,488,950
                                                                  -------------
     Total Distributions to Preferred Stock Shareholders ...           (973,658)
                                                                  -------------
     NET INCREASE IN NET ASSETS ATTRIBUTABLE TO
        COMMON STOCK SHAREHOLDERS RESULTING
        FROM OPERATIONS ....................................      $   4,515,292
                                                                  =============

                See accompanying notes to financial statements.

                            THE GABELLI UTILITY TRUST
     STATEMENT OF CHANGES IN NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS

                                                                                           SIX MONTHS ENDED
                                                                                             JUNE 30, 2004        YEAR ENDED
                                                                                              (UNAUDITED)      DECEMBER 31, 2003
                                                                                           -----------------   -----------------
OPERATIONS:
     Net investment income .............................................................     $   1,444,770       $   1,661,174
     Net realized gain (loss) on investments and foreign currency transactions .........          (686,082)          3,379,237
     Net change in unrealized appreciation/depreciation on investments and foreign
        currency transactions ..........................................................         4,730,262          17,078,674
                                                                                             -------------       -------------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................         5,488,950          22,119,085
                                                                                             -------------       -------------
DISTRIBUTIONS TO PREFERRED STOCK SHAREHOLDERS:
     Net investment income .............................................................          (973,658)           (252,258)
     Net realized short-term gain on investments and foreign currency transactions .....                --             (29,505)
     Net realized long-term gains on investments and foreign currency transactions .....                --            (555,151)
                                                                                             -------------       -------------
     TOTAL DISTRIBUTIONS TO PREFERRED STOCK SHAREHOLDERS ...............................          (973,658)           (836,914)
                                                                                             -------------       -------------
     NET INCREASE IN NET ASSETS ATTRIBUTABLE TO COMMON STOCK SHAREHOLDERS
        RESULTING FROM OPERATIONS ......................................................         4,515,292          21,282,171
                                                                                             -------------       -------------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
     Net investment income .............................................................          (441,443)         (1,465,686)
     Net realized short-term gain on investments and foreign currency transactions .....                --            (193,597)
     Net realized long-term gains on investments and foreign currency transactions .....                --          (3,642,522)
     Return of capital .................................................................        (7,825,368)*        (7,047,175)
                                                                                             -------------       -------------
     TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS ..................................        (8,266,811)*       (12,348,980)
                                                                                             -------------       -------------
TRUST SHARE TRANSACTIONS:
     Net increase in net assets from common shares issued upon reinvestment of dividends
        and distributions and rights offering ..........................................         1,246,246          54,012,622
     Net increase in net assets from repurchase of preferred shares ....................            29,346                  --
     Offering costs for preferred shares charged to paid-in capital ....................                --          (1,550,000)
                                                                                             -------------       -------------
     NET INCREASE IN NET ASSETS FROM TRUST SHARE TRANSACTIONS ..........................         1,275,592          52,462,622
                                                                                             -------------       -------------
     NET INCREASE (DECREASE) IN NET ASSETS ATTRIBUTABLE TO COMMON
        STOCK SHAREHOLDERS .............................................................        (2,475,927)         61,395,813

NET ASSETS ATTRIBUTABLE TO COMMON STOCK SHAREHOLDERS:
     Beginning of period ...............................................................       156,506,893          95,111,080
                                                                                             -------------       -------------
     End of period .....................................................................     $ 154,030,966       $ 156,506,893
                                                                                             =============       =============

---------------
* Based on current earnings and subject to change and recharacterization at fiscal year end.

                 See accompanying notes to financial statements.

                            THE GABELLI UTILITY TRUST
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ORGANIZATION.   The  Gabelli  Utility  Trust  (the  "Utility  Trust")  is  a
closed-end, non-diversified management investment company organized as a Delaware statutory trust on February 25, 1999 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose primary objective is long-term growth of capital and income. The Utility Trust had no operations prior to July 9, 1999, other than the sale of 10,000 shares of beneficial interest for $100,000 to The Gabelli Equity Trust Inc. (the "Equity Trust") at $10.00 per share. On July 9, 1999, the Utility Trust had a 4 for 3 stock split making the balance of Utility Trust shares held by the Equity Trust as 13,333. On July 9, 1999, the Equity Trust contributed $79,487,260 in cash and securities in exchange for shares of the Utility Trust, and on the same date distributed such shares to Equity Trust shareholders of record on July 1, 1999 at the rate of one share of the Utility Trust for every ten shares of the Equity Trust. Investment operations commenced on July 9, 1999.

      Effective August 1, 2002, the Utility Trust modified its non-fundamental investment policy to increase, from 65% to 80%, the portion of its assets that it will invest, under normal market conditions, in common stocks and other securities of foreign and domestic companies involved in providing products, services or equipment for (i) the generation or distribution of electricity, gas and water and (ii) telecommunications services or infrastructure operations (the "80% Policy").

      The 80% Policy may be changed without shareholder approval. However, the Utility Trust has adopted a policy to provide shareholders with at least 60 days' notice of the implementation of any change in the 80% Policy.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

      Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the official closing settlement price of the exchange or board of trade on which the applicable contract is traded.

                            THE GABELLI UTILITY TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

      Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

      REPURCHASE AGREEMENTS. The Utility Trust may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Bank of New York, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board of Trustees. Under the terms of a typical repurchase agreement, the Utility Trust takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Utility Trust to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Utility Trust's holding period. The Utility Trust will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Utility Trust in each agreement. The Utility Trust will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Utility Trust may be delayed or limited.

      FOREIGN CURRENCY TRANSACTION. The books and records of the Utility Trust are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign currency transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Utility Trust and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

      SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for as of the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Distributions to Shareholders of the Utility Trust's 5.625% Tax Advantaged Series A Cumulative Preferred Stock and Series B Auction Rate Cumulative Preferred Stock ("Cumulative Preferred Stock") are accrued on a daily basis and are determined as described in Note 5.

      For the year ended December 31, 2003, reclassifications were made to increase distributions in excess of net investment income for $27,100 and to decrease distributions in excess of net realized gain on investments for $27,100, with an offsetting adjustment to additional paid-in capital.

                            THE GABELLI UTILITY TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

The tax character of distributions paid during the fiscal year ended December 31, 2003 were as follows:

                                                           YEAR ENDED
                                                       DECEMBER 31, 2003
                                                   ---------------------------
                                                     COMMON         PREFERRED
                                                   -----------     -----------
 DISTRIBUTIONS PAID FROM:
 Ordinary income
    (inclusive of short term capital gains) ..     $ 1,659,283     $   281,763
 Net long term capital gains .................       3,642,522         555,151
 Non-taxable return of capital ...............       7,047,175              --
                                                   -----------     -----------
 Total distributions paid ....................     $12,348,980     $   836,914
                                                   ===========     ===========

      The tax character of amounts distributed in 2004 which exceed the ordinary income and net capital gains of the Fund will be treated as a non-taxable return of capital. Such determination can only be made upon completion of the taxable year.

      PROVISION FOR INCOME TAXES. The Trust intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

      Dividends and interest from non-U.S. sources received by the Utility Trust are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Utility Trust intends to undertake any procedural steps required to claim the benefits of such treaties.

      As of December 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

          Net unrealized appreciation on investments     $ 8,129,469
          Dividends payable ........................         (29,669)
                                                         -----------
          Total accumulated gain ...................     $ 8,099,800
                                                         ===========

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES. The Utility Trust has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Utility Trust will pay the Adviser on the first business day of each month a fee for the previous month equal on an annual basis to 1.00% of the value of the Utility Trust's average daily net assets plus liquidation value of preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Utility Trust's portfolio and oversees the administration of all aspects of the Utility Trust's business and affairs. The Adviser has agreed to reduce the management fee on the incremental assets attributable to each series of the Cumulative Preferred Stock if the total return of the net asset value of the common shares of the Utility Trust, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate of the respective Cumulative Preferred Stock for the year.

      The Trust's total return on the net asset value of the common shares is monitored on a monthly basis to assess whether the total return on the net asset value of the common shares exceeds the stated dividend rate of the Cumulative Preferred Stock for the period. For the six months ended June 30, 2004, the Trust's total return on the net asset value of the common shares exceeded the stated dividend rate of the Series B Auction Rate Cumulative Preferred Stock. Thus, management fees were accrued on these assets, but not on the assets of the Series A Cumulative Preferred Stock. Management fees were reduced by the amount of $149,180.

      During the six months ended June 30, 2004, Gabelli & Company, Inc. and its affiliates received $80,330 in brokerage commissions as a result of executing agency transactions in portfolio securities on behalf of the Utility Trust.

                            THE GABELLI UTILITY TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

      In connection with the 2003 Rights Offering, holders of unexercised rights to purchase common shares of the Utility Trust's ("Rights") were able to instruct the Subscription Agent (EquiServe Trust Company) to sell such Rights on their behalf. The Subscription Agent was permitted to effect such sales through Gabelli & Company, unless the Subscription Agent was able to negotiate a lower commission rate with an independent broker. Total commissions from sales of Rights effected by the Subscription Agent through Gabelli & Company amounted to $22,630 for the year ended December 31, 2003.

      The cost of calculating the Trust's net asset value per share is a Trust expense pursuant to the Investment Advisory Agreement between the Trust and the Adviser. During the six months ended June 30, 2004, the Utility Trust reimbursed the Adviser $17,400 in connection with the cost of computing the Trust's net asset value.

4.  PORTFOLIO  SECURITIES.   Cost  of  purchases  and  proceeds  from  sales  of
securities, other than short-term securities, for the six months ended June 30, 2004 aggregated $39,960,060 and $11,327,871, respectively.

5. CAPITAL. The Board of Trustees of the Utility Trust has authorized the repurchase of its shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board of Trustees may determine from time to time) from the net asset value of the shares. During the six months ended June 30, 2004, the Utility Trust did not repurchase any shares of beneficial interest in the open market.

      On August 20, 2003, the Utility Trust distributed one transferable right for each of the 15,298,490 common shares outstanding to shareholders of record on that date. Three rights were required to purchase one additional common share at the subscription price of $7.00 per share. Shareholders who exercised their full primary subscription rights were eligible for an over-subscription privilege entitling them to subscribe, subject to certain limitations and a pro-rata allotment, for any additional shares not purchased pursuant to the primary subscription plus such additional amounts as authorized by the Board of Trustees in accordance with the registration statement. The subscription period expired on September 25, 2003. The rights offering was fully and over-subscribed resulting in the issuance of 7,500,000 common shares and proceeds of $52,500,000 to the Utility Trust, prior to the deduction of estimated expenses of $500,000. The net asset value per share of the Utility Trust common shareholders was enhanced by approximately $0.12 per share as a result of the issuance of shares above net asset value.

      Transactions in shares of beneficial interest were as follows:

                                          SIX MONTHS ENDED
                                            JUNE 30, 2004                 YEAR ENDED
                                             (UNAUDITED)               DECEMBER 31, 2003
                                        ----------------------     --------------------------
                                         SHARES       AMOUNT         SHARES         AMOUNT
                                        -------     ----------     ----------     -----------
Shares issued in rights offering ..          --     $       --      7,500,000     $52,105,762
Shares issued upon reinvestment
   of dividends and distributions .     141,656      1,246,246        225,740       1,906,860
                                        -------     ----------     ----------     -----------
Net increase ......................     141,656     $1,246,246      7,725,740     $54,012,622
                                        =======     ==========      =========     ===========

      On July 31, 2003, the Utility Trust received net proceeds of $28,877,500 (after underwriting discounts of $945,000 and estimated offering expenses of $177,500) from the public offering of 1,200,000 shares of 5.625% Series A Cumulative Preferred Stock. Commencing July 31, 2008 and thereafter, the Utility Trust, at its option, may redeem the 5.625% Series A Cumulative Preferred Stock in whole or in part at the liquidation value price. During the six months ended June 30, 2004, the Utility Trust repurchased 15,300 shares of 5.625% Series A Cumulative Preferred Stock in the open market at a cost of $353,154 and an average discount of approximately 7.72% from its liquidation value of $25.00 per share. All repurchased shares of 5.625% Series A Cumulative Preferred Stock have been retired. At June 30, 2004, 1,184,700 shares of the 5.625% Series A Cumulative Preferred Stock were outstanding and accrued dividends amounted to $13,883.

                            THE GABELLI UTILITY TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

      On July 31, 2003, the Utility Trust received net proceeds of $24,572,500 (after underwriting discounts of $250,000 and estimated offering expenses of $177,500) from the public offering of 1,000 shares of Series B Auction Rate Cumulative Preferred Stock. The dividend rate, as set by the auction process, which is generally held every 7 days, is expected to vary with short-term interest rates. The rates of Series B Auction Rate Cumulative Preferred Stock ranged from 1.05% to 1.55% for the six months ended June 30, 2004. Existing shareholders may submit an order to hold, bid or sell such shares on each auction date. Series B Auction Rate Cumulative Preferred Stock shareholders may also trade shares in the secondary market. The Utility Trust, at its option, may redeem the Series B Auction Rate Cumulative Preferred Stock in whole or in part at the liquidation value price at any time. During the six months ended June 30, 2004, the Utility Trust did not repurchase any shares of Series B Auction Rate Cumulative Preferred Stock. At June 30, 2004, 1,000 shares of the Series B Auction Rate Cumulative Preferred Stock were outstanding with an annualized dividend rate of 1.38 percent per share and accrued dividends amounted to $958.

      The holders of Cumulative Preferred Stock have voting rights equivalent to those of the holders of Common Stock (one vote per share) and will vote together with holders of shares of Common Stock as a single class. In addition, the 1940 Act requires that along with approval of a majority of the holders of Common Stock, approval of a majority of the holders of any outstanding shares of Cumulative Preferred Stock, voting separately as a class, would be required to
(a) adopt any plan of reorganization that would adversely affect the Cumulative Preferred Stock, and (b) take any action requiring a vote of security holders, including, among other things, changes in the Fund's subclassification as a closed-end investment company or changes in its fundamental investment restrictions. The income received on the Fund's assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

      Under Emerging Issues Task Force (EITF) promulgating Topic D-98, Classification and Measurement of Redeemable Securities, which was issued on July 19, 2001, preferred securities that are redeemable for cash or other assets are to be classified outside of permanent equity to the extent that the redemption is at a fixed or determinable price and at the option of the holder or upon the occurrence of an event that is not solely within the control of the issuer. Subject to the guidance of the EITF, the Fund's Cumulative Preferred Stock has been reclassified outside of permanent equity (net assets attributable to common stock shareholders) in the accompanying financial statements.

6. INDUSTRY CONCENTRATION. Because the Utility Trust primarily invests in common stocks and other securities of foreign and domestic companies in the utility industry, its portfolio may be subject to greater risk and market fluctuations than a portfolio of securities representing a broad range of investments.

7. OTHER MATTERS. On October 7, 2003, the Fund's Adviser received a subpoena from the Attorney General of the State of New York requesting information on mutual fund shares trading practices. The Adviser has also received requests for information from the SEC regarding mutual fund trading practices and valuation of portfolio securities. The Adviser has responded to the requests. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

8. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

                            THE GABELLI UTILITY TRUST
                        FINANCIAL HIGHLIGHTS (UNAUDITED)

SELECTED DATA FOR A UTILITY TRUST COMMON SHARE               SIX MONTHS ENDED               YEAR ENDED DECEMBER 31,
OUTSTANDING THROUGHOUT EACH PERIOD:                            JUNE 30, 2004   -------------------------------------------------
                                                                (UNAUDITED)     2003       2002       2001       2000    1999(a)
                                                                -----------    ------     ------     ------     ------   -------
OPERATING PERFORMANCE:
    Net asset value, beginning of period .................        $ 6.83       $ 6.27     $ 7.32     $ 8.21     $ 7.62    $ 7.50
                                                                  ------       ------     ------     ------     ------    ------
    Net investment income ................................          0.06         0.10       0.11       0.12       0.15      0.08
    Net realized and unrealized gain (loss) on investments          0.18         1.17      (0.62)     (0.32)      1.44      0.19
                                                                  ------       ------     ------     ------     ------    ------
    Total from investment operations .....................          0.24         1.27      (0.51)     (0.20)      1.59      0.27
                                                                  ------       ------     ------     ------     ------    ------
DISTRIBUTIONS TO PREFERRED STOCK SHAREHOLDERS:
    Net investment income ................................         (0.04)       (0.01)        --         --         --        --
    Net realized gain on investments .....................            --        (0.04)        --         --         --        --
                                                                  ------       ------     ------     ------     ------    ------
    Total distributions to preferred stock shareholders ..         (0.04)       (0.05)        --         --         --        --
                                                                  ------       ------     ------     ------     ------    ------
NET INCREASE (DECREASE) IN NET ASSETS ATTRIBUTABLE TO
    COMMON STOCK SHAREHOLDERS RESULTING
    FROM OPERATIONS ......................................          0.20         1.22      (0.51)     (0.20)      1.59      0.27
                                                                  ------       ------     ------     ------     ------    ------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
    Net investment income ................................         (0.02)       (0.09)     (0.11)     (0.21)     (0.06)    (0.08)
    Net realized gain on investments .....................            --        (0.22)     (0.36)     (0.49)     (0.94)    (0.07)
    Paid-in capital ......................................         (0.34)*      (0.41)     (0.25)        --         --        --
                                                                  ------       ------     ------     ------     ------    ------
    Total distributions to common stock shareholders .....         (0.36)       (0.72)     (0.72)     (0.70)     (1.00)    (0.15)
                                                                  ------       ------     ------     ------     ------    ------
CAPITAL SHARE TRANSACTIONS:
    Increase in net asset value from common stock share
        transactions .....................................          0.01         0.03       0.03       0.01         --        --
    Increase in net asset value from shares issued in
        rights offering ..................................            --         0.12       0.15         --         --        --
    Offering costs for preferred shares charged to
        paid-in capital ..................................            --        (0.09)        --         --         --        --
                                                                  ------       ------     ------     ------     ------    ------
    Total capital share transactions .....................          0.01         0.06       0.18       0.01         --        --
                                                                  ------       ------     ------     ------     ------    ------
    NET ASSET VALUE ATTRIBUTABLE TO COMMON STOCK
        SHAREHOLDERS, END OF PERIOD ......................        $ 6.68       $ 6.83     $ 6.27     $ 7.32     $ 8.21    $ 7.62
                                                                  ======       ======     ======     ======     ======    ======
    Net asset value total return + .......................          3.14%       18.60%     (6.79)%    (3.15)%    22.01%     3.62%
                                                                  ======       ======     ======     ======     ======    ======
    Market value, end of period ..........................        $ 9.22       $ 9.60     $ 8.72     $ 9.33     $ 8.75    $ 7.63
                                                                  ======       ======     ======     ======     ======    ======
    Total investment return ++ ...........................          0.04%       19.86%      1.70%     15.82%     29.95%     3.70%
                                                                  ======       ======     ======     ======     ======    ======

-------------------------
  + Based on net asset value per share, adjusted for reinvestment of distributions, including the effect of shares issued pursuant to rights offering, assuming full subscription by shareholder. Total return for the period of less than one year is not annualized.

 ++ Based on market value per share, adjusted for reinvestment of distributions, including the effect of shares issued pursuant to rights offering, assuming full subscription by shareholder. Total return for the period of less than one year is not annualized.

(a)   The Gabelli Utility Trust commenced operations on July 9, 1999.

(b)   Annualized.

(c) During the period ended December 31, 1999, the Utility Trust's administrator voluntarily reimbursed certain expenses. If such reimbursement had not occurred, the annualized ratios of net investment income and operating expenses to average net assets would have been 1.85% and 2.17%, respectively.

(d) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits for the six months ended June 30, 2004 and the years ended December 31, 2003, 2002, 2001 and 2000, the ratios of operating expenses to average net assets attributable to common stock would be 1.77%, 2.04%, 1.93%, 2.00%, and 1.93%, respectively, and the ratios of operating expenses to average total net assets including liquidation value of preferred shares would be 1.30% and 1.68%.

(e)   Based on weekly prices.

(f)   Asset coverage is calculated by combining all series of preferred stock.

  * Based on current earnings and subject to change and recharacterization at fiscal year end.

                See accompanying notes to financial statements.

                            THE GABELLI UTILITY TRUST
                  FINANCIAL HIGHLIGHTS (CONTINUED) (UNAUDITED)

                                                        SIX MONTHS
                                                           ENDED                     YEAR ENDED DECEMBER 31,
                                                       JUNE 30, 2004   ----------------------------------------------------
                                                        (UNAUDITED)      2003       2002       2001       2000     1999(a)
                                                        -----------    --------   --------   --------   --------   --------
RATIOS AND SUPPLEMENTAL DATA:
    Net assets including liquidation value of preferred
        shares, end of period (in 000's) ................  $208,663    $211,507  $ 95,111   $ 82,197   $ 90,669   $ 83,330
    Net assets attributable to common shares,
        end of period (in 000's) ........................  $154,031    $156,507  $ 95,111   $ 82,197   $ 90,669   $ 83,330
    Ratio of net investment income to average net assets
        attributable to common shares (c) ...............      1.87%(b)    1.52%     1.65%      1.57%      1.88%      2.27%(b)
    Ratio of operating expenses to average net assets
        attributable to common shares (c)(d) ............      1.77%(b)    2.04%     1.93%      2.00%      1.95%      1.85%(b)
    Ratio of operating expenses to average total net
        assets including liquidation value of preferred
        shares (d) ......................................      1.30%(b)    1.68%       --         --         --         --
    Portfolio turnover rate .............................         8%         28%       29%        41%        92%        37%

PREFERRED STOCK:
    5.625% CUMULATIVE PREFERRED STOCK
    Liquidation value, end of period (in 000's) .........  $ 29,618    $ 30,000        --         --         --         --
    Total shares outstanding (in 000's) .................     1,185       1,200        --         --         --         --
    Liquidation preference per share ....................  $  25.00    $  25.00        --         --         --         --
    Average market value (e) ............................  $  24.64    $  25.12        --         --         --         --
    Asset coverage per share ............................  $  95.50    $  96.14        --         --         --         --
    AUCTION RATE CUMULATIVE PREFERRED STOCK
    Liquidation value, end of period (in 000's) .........  $ 25,000    $ 25,000        --         --         --         --
    Total shares outstanding (in 000's) .................         1           1        --         --         --         --
    Liquidation preference per share ....................  $ 25,000    $ 25,000        --         --         --         --
    Average market value (e) ............................  $ 25,000    $ 25,000        --         --         --         --
    Asset coverage per share ............................  $ 95,504    $ 96,140        --         --         --         --
    ASSET COVERAGE (f) ..................................       382%        385%       --         --         --         --

--------------------------

  + Based on net asset value per share, adjusted for reinvestment of distributions, including the effect of shares issued pursuant to rights offering, assuming full subscription by shareholder. Total return for the period of less than one year is not annualized.

 ++ Based on market value per share, adjusted for reinvestment of distributions, including the effect of shares issued pursuant to rights offering, assuming full subscription by shareholder. Total return for the period of less than one year is not annualized.

(a)   The Gabelli Utility Trust commenced operations on July 9, 1999.

(b)   Annualized.

(c) During the period ended December 31, 1999, the Utility Trust's administrator voluntarily reimbursed certain expenses. If such reimbursement had not occurred, the annualized ratios of net investment income and operating expenses to average net assets would have been 1.85% and 2.17%, respectively.

(d) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits for the six months ended June 30, 2004 and the years ended December 31, 2003, 2002, 2001 and 2000, the ratios of operating expenses to average net assets attributable to common stock would be 1.77%, 2.04%, 1.93%, 2.00%, and 1.93%, respectively, and the ratios of operating expenses to average total net assets including liquidation value of preferred shares would be 1.30% and 1.68%.

(e)   Based on weekly prices.

(f)   Asset coverage is calculated by combining all series of preferred stock.

  * Based on current earnings and subject to change and recharacterization at fiscal year end.

                See accompanying notes to financial statements.

                         AUTOMATIC DIVIDEND REINVESTMENT
                        AND VOLUNTARY CASH PURCHASE PLAN

ENROLLMENT IN THE PLAN

      It is the Policy of The Gabelli Utility Trust ("Utility Trust") to automatically reinvest dividends. As a "registered" shareholder you automatically become a participant in the Utility Trust's Automatic Dividend Reinvestment Plan (the "Plan"). The Plan authorizes the Utility Trust to issue shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Utility Trust. Plan participants may send their stock certificates to EquiServe Trust Company ("EquiServe") to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distribution in cash must submit this request in writing to:

                           The Gabelli Utility Trust
                                 c/o EquiServe
                                 P.O. Box 43011
                           Providence, RI 02940-3011

      Shareholders requesting this cash election must include the shareholder's name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan may contact EquiServe at (800) 336-6983.

      SHAREHOLDERS WISHING TO LIQUIDATE REINVESTED SHARES held at EquiServe must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

      If your shares are held in the name of a broker, bank or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of "street name" and re-registered in your own name. Once registered in your own name your dividends will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in "street name" at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

      The number of shares of Common Stock distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Utility Trust's Common Stock is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of Common Stock valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Utility Trust's Common Stock. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange trading day, the next trading day. If the net asset value of the Common Stock at the time of valuation exceeds the market price of the Common Stock, participants will receive shares from the Utility Trust valued at market price. If the Utility Trust should declare a dividend or capital gains distribution payable only in cash, EquiServe will buy Common Stock in the open market, or on the New York Stock Exchange or elsewhere, for the participants' accounts, except that EquiServe will endeavor to terminate purchases in the open market and cause the Utility Trust to issue shares at net asset value if, following the commencement of such purchases, the market value of the Common Stock exceeds the then current net asset value.

      The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for Federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

      The Utility Trust reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by EquiServe on at least 90 days' written notice to participants in the Plan.

VOLUNTARY CASH PURCHASE PLAN

      The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Utility Trust. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

      Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to EquiServe for investments in the Utility Trust's shares at the then current market price. Shareholders may send an amount from $250 to $10,000. EquiServe will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. EquiServe will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to EquiServe, P.O. Box 43011, Providence, RI 02940-3011 such that EquiServe receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by EquiServe at least 48 hours before such payment is to be invested.

      For  more  information   regarding  the  Dividend  Reinvestment  Plan  and
Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Utility Trust.

                              TRUSTEES AND OFFICERS
                           THE GABELLI UTILITY TRUST
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

TRUSTEES

Mario J. Gabelli, CFA
   CHAIRMAN AND CHIEF INVESTMENT OFFICER,
   GABELLI ASSET MANAGEMENT INC.

Dr. Thomas E. Bratter
   PRESIDENT, JOHN DEWEY ACADEMY

Anthony J. Colavita
   ATTORNEY-AT-LAW,
   ANTHONY J. COLAVITA, P.C.

James P. Conn
   FORMER MANAGING DIRECTOR AND CHIEF INVESTMENT OFFICER,
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.

Vincent D. Enright
   FORMER SENIOR VICE PRESIDENT AND
   CHIEF FINANCIAL OFFICER,
   KEYSPAN ENERGY CORP.

Frank J. Fahrenkopf, Jr.
   PRESIDENT AND CHIEF EXECUTIVE OFFICER,
   AMERICAN GAMING ASSOCIATION

John D. Gabelli
   SENIOR VICE PRESIDENT,
   GABELLI & COMPANY, INC.

Robert J. Morrissey
   ATTORNEY-AT-LAW
   MORRISSEY, HAWKINS & LYNCH

Karl Otto Pohl
   FORMER PRESIDENT, DEUTSCHE BUNDESBANK

Anthony R. Pustorino
   CERTIFIED PUBLIC ACCOUNTANT,
   PROFESSOR EMERITUS, PACE UNIVERSITY

Salvatore J. Zizza
   CHAIRMAN, HALLMARK ELECTRICAL SUPPLIES CORP.

OFFICERS

Bruce N. Alpert
   PRESIDENT & TREASURER

David I. Schachter
   VICE PRESIDENT & OMBUDSMAN

James E. McKee
   SECRETARY

INVESTMENT ADVISER
Gabelli Funds, LLC
One Corporate Center
Rye, New York  10580-1422

CUSTODIAN
Mellon Trust of New England, N.A.

COUNSEL
Skadden, Arps, Slate, Meagher & Flom, LLP

TRANSFER AGENT AND REGISTRAR
EquiServe Trust Company

STOCK EXCHANGE LISTING

                                                           5.625%
                                     Common               Preferred
                                     ------               ---------
NYSE-Symbol:                          GUT                  GUT PrA
Shares Outstanding:                23,047,888             1,184,700

The Net Asset Value appears in the Publicly Traded Funds column, under the heading "Specialized Equity Funds," in Sunday's The New York Times and in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "Specialized Equity Funds."

The Net Asset Value may be obtained each day by calling (914) 921-5071.

--------------------------------------------------------------------------------
For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM or e-mail us at: closedend@gabelli.com
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Utility Trust may, from time to time, purchase its shares in the open market when the Utility Trust shares are trading at a discount of 10% or more from the net asset value of the shares. The Utility Trust may also, from time to time, purchase shares of its 5.625% Series A Cumulative Preferred Shares in the open market when the shares are trading at a discount to the Liquidation Value of $25.00.
--------------------------------------------------------------------------------

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                                               REGISTRANT PURCHASES OF EQUITY SECURITIES
=============================================================================================================================
                                                                                           (D) MAXIMUM NUMBER (0R
                                                        (C) TOTAL NUMBER OF SHARES    APPROXIMATE DOLLAR VALUE) OF SHARES
                (A) TOTAL NUMBER      (B) AVERAGE      (OR UNITS) PURCHASED AS PART       (0R UNITS) THAT MAY YET BE
                  OF SHARES (OR      PRICE PAID PER     OF PUBLICLY ANNOUNCED PLANS       PURCHASED UNDER THE PLANS OR
     PERIOD      UNITS) PURCHASED    SHARE (OR UNIT)            OR PROGRAMS                         PROGRAMS
=============================================================================================================================
Month #1          Common - N/A        Common - N/A     Common - N/A                   Common - 22,906,232
01/01/04
through 01/31/04  Preferred Series A  Preferred        Preferred Series A - N/A       Preferred Series A - 1,200,000
                  - N/A               Series A - N/A
=============================================================================================================================
Month #2          Common - N/A        Common - N/A     Common - N/A                   Common - 22,928,068
02/01/04
through 02/29/04  Preferred Series A  Preferred        Preferred Series A - N/A       Preferred Series A - 1,200,000
                  - N/A               Series A - N/A
=============================================================================================================================
Month #3          Common - N/A        Common - N/A     Common - N/A                   Common - 22,950,477
03/01/04
through 03/31/04  Preferred Series A  Preferred        Preferred Series A - N/A       Preferred Series A - 1,200,000
                  - N/A               Series A - N/A
=============================================================================================================================
Month #4          Common - N/A        Common - N/A     Common - N/A                   Common - 22,972,717
04/01/04
through 04/30/04  Preferred Series A  Preferred        Preferred Series A - 1,200     Preferred Series A - 1,200,000 - 1,200
                  - 1,200             Series A -                                      = 1,198,800
                                      $23.8950
=============================================================================================================================
Month #5          Common - N/A        Common - N/A     Common - N/A                   Common - 23,023,640
05/01/04
through 05/31/04  Preferred Series A  Preferred        Preferred Series A - 8,600     Preferred Series A - 1,198,800 - 8,600
                  - 8,600             Series A -                                      = 1,190,200
                                      $22.8241
====================== =======================================================================================================
Month #6          Common - N/A        Common - N/A     Common - N/A                   Common - 23,047,902
06/01/04
through 06/30/04  Preferred Series A  Preferred        Preferred Series A - 5,500     Preferred Series A - 1,190,200 - 5,500
                  - 5,500             Series A -                                      = 1,184,700
                                      $23.3285
=============================================================================================================================
Total             Common - N/A        Common - N/A     Common - N/A                   N/A

                  Preferred Series A  Preferred        Preferred Series A - 15,300
                  - 15,300            Series A -
                                      $23.0894
=============================================================================================================================

a. The date each plan or program was announced - The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund's quarterly report in accordance with Section 23 (c) of the Investment Company Act of 1940, as amended.

b. The dollar amount (or share or unit amount) approved - Any or all common shares outstanding may be repurchased when the Fund's common shares are trading at a discount of 10% or more from the net asset value of the shares.

   Any or all preferred shares outstanding may be repurchased when the Fund's preferred shares are trading at a discount to the liquidation value of $25.00.

c. The expiration date (if any) of each plan or program - The Fund's repurchase plans are ongoing.

d. Each plan or program that has expired during the period covered by the table
- The Fund's repurchase plans are ongoing.

e. Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. - The Fund's repurchase plans are ongoing.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.



ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               The Gabelli Utility Trust
                           -----------------------------------------------------

By (Signature and Title)*  /s/ BRUCE N. ALPERT
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       September 7, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ BRUCE N. ALPERT
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer and Principal Financial Officer


Date                       September 7, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.